Revenues (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Revenues
Total revenues	$ 151,546	$ 161,001
Third parties
Revenues
Total revenues	145,839	148,450
Related parties
Revenues
Total revenues	5,707	12,551
Goods-Manufacturing
Revenues
Total revenues	4,753
Goods-Distribution
Revenues
Total revenues	130,806	119,866
Services
Revenues
Total revenues	13,425	29,000
Royalties
Revenues
Total revenues	2,562
Licenses
Revenues
Total revenues		12,135
Innovation Platform
Revenues
Total revenues	10,841	32,889
Innovation Platform | Third parties
Revenues
Total revenues	10,468	25,581
Innovation Platform | Related parties
Revenues
Total revenues	373	7,308
Innovation Platform | Services
Revenues
Total revenues	10,841	20,754
Innovation Platform | Licenses
Revenues
Total revenues		12,135
Commercial Platform
Revenues
Total revenues	140,705	128,112
Commercial Platform | Third parties
Revenues
Total revenues	135,371	122,869
Commercial Platform | Related parties
Revenues
Total revenues	5,334	5,243
Commercial Platform | Goods-Manufacturing
Revenues
Total revenues	4,753
Commercial Platform | Goods-Distribution
Revenues
Total revenues	130,806	119,866
Commercial Platform | Services
Revenues
Total revenues	2,584	$ 8,246
Commercial Platform | Royalties
Revenues
Total revenues	$ 2,562